ACQUISITION (Narrative) (Details) - Tetra [Member]	Jun. 04, 2021 CAD ($)	Jun. 04, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired	100.00%	100.00%
Consideration payable	$ 579,682	£ 350,000
Amount (paid) within 7 days [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable	60,021	35,000
Amount (paid) within 21 days [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable	60,479	35,000
Amount (paid) within 120 days [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable	236,411	140,000
Remaining balance [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable	$ 222,771	£ 140,000